EXPLORATION AND EVALUATION PROPERTIES	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
EXPLORATION AND EVALUATION PROPERITES

16.EXPLORATION AND EVALUATION PROPERTIES

The Company’s exploration and evaluation properties consist of the Cerro Quema Project in Panama and the Nevada projects (South Railroad, Lewis and Monitor Gold projects in Nevada, United States).

	Nevada projects	Cerro Quema	Total
Acquisition costs
At December 31, 2020 and 2021	$314	$82,429	$82,743
Acquisition of Gold Standard Ventures Corp. (note 13)	160,000	—	160,000
At December 31, 2022	$160,314	$82,429	$242,743

(a)Projects in Nevada, United States

(i)South Railroad Project

The South Railroad project is located in Elko County, Nevada, USA.

Prior to its acquisition by Orla, the previous owners of the South Railroad Project entered into various agreements to acquire or lease certain claims, properties and surface rights subject to net smelter return royalties (“NSR”) ranging between 1% and 5%. Certain of these claims are also subject to a 1.5% mineral production royalty. The agreements are subject to specific lease terms, extension options, back-in rights, buy down or purchase provisions, and work commitments.

To maintain the agreements in good standing, minimum payments and work commitments are required each year. During 2022, the payments required under the agreements consisted of $1,311,100 in lease payments and $1,000,000 in work commitments, all of which requirements were met by the Company. To maintain the agreements in good standing, the Company expects to spend the following amounts:

	Total work	Total lease
	commitments	payments	Total
Year 2023	$1,300	$1,070	$2,370
Year 2024	1,300	682	1,982
Year 2025	300	682	982
Year 2026	300	694	994
	$3,200	$3,128	$6,328

The South Railroad project is subject to a silver stream arrangement (note 13).

(ii)Lewis Gold Project

During the year ended December 31, 2017, Gold Standard acquired a 100% right, title and interest in mining claims located in the Battle Mountain Mining District in Lander County, Nevada, USA (the “Lewis Gold Project”).

(iii)Monitor Gold Project

The Company holds a 100% interest in the Monitor Gold Project, which covers approximately 2,800 ha in central Nevada.

To maintain the option agreements in good standing, minimum payments and work commitments are required each year until 2038, all of which are in good standing.

(b)Cerro Quema Project

The Cerro Quema Project is located on the Azuero Peninsula in Los Santos Province, Panama. The project is at the exploration and development stage for a proposed open pit mine with process by heap leaching. We own the mineral rights as well as the surface rights over the current mineral resource areas, proposed mine development areas, and priority drill target areas.

The original 20-year terms for the exploitation concessions expired in February and March of 2017. The Company has applied for the prescribed ten-year extension to these concessions as it is entitled to under Panamanian mineral law. In March 2017, the Ministry of Commerce and Industry provided written confirmation to the Company that the extension applications had been received and that exploration work could continue while the Company awaits renewal of the concessions. As of the date of these financial statements, final concession renewals have not been received and are still under review. In the absence of such renewals, construction or development activities of the Cerro Quema Project cannot proceed. However, we continue to receive ongoing drilling, water use, environmental and other permits, and have paid concession taxes, and issued the annual reports in the normal course.

The Company published the results of a Pre-Feasibility Study on the Cerro Quema Project entitled “Project Pre-Feasibility Updated NI 43-101 Technical Report on the Cerro Quema Project Province of Los Santos, Panama” dated January 18, 2022.